Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net Income (Loss)	¥ 362,129	¥ 340,736	¥ 165,863
Net cash provided by (used in) operating activities	(842,960)	(678,611)	132,640
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(353,818)	(189,971)	(145,784)
Net change in other investing activities	(20,015)	16,154	914
Net cash used in investing activities	(1,498,923)	(848,647)	(887,938)
Cash flows from financing activities:
Proceeds from issuances of long-term borrowings	4,611,984	4,334,376	3,064,698
Payments for repurchases or maturity of long-term borrowings	(3,174,186)	(3,313,452)	(2,101,758)
Payments for repurchases of common stock	(101,499)	(59,006)	(61,029)
Payments for cash dividends	(179,742)	(112,541)	(60,164)
Net cash provided by financing activities	2,095,851	1,679,697	1,012,850
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	(106,719)	126,419	478,170
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	4,425,441	4,299,022	3,820,852
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of year	4,318,722	4,425,441	4,299,022
Parent Company [Member]
Cash flows from operating activities:
Net Income (Loss)	362,129	340,736	165,863
Total equity in undistributed earnings of subsidiaries	(147,125)	(156,127)	(36,166)
Adjustments and other	115,481	24,323	57,205
Net cash provided by (used in) operating activities	330,485	208,932	186,902
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(59,045)	(29,375)	(32,525)
Payments for issuance of loans to subsidiaries	(1,793,469)	(2,756,195)	(1,368,396)
Proceeds from repayment of loans to subsidiaries	1,190,050	2,144,444	710,251
Increase in investments in subsidiaries	(109,174)	(10,342)	(32,394)
Decrease in investments in subsidiaries	31,247	11,203	64,389
Net change in other investing activities	5,477	4,510	23,773
Net cash used in investing activities	(734,914)	(635,755)	(634,902)
Cash flows from financing activities:
Proceeds from issuances of long-term borrowings	965,501	350,753	308,506
Payments for repurchases or maturity of long-term borrowings	(784,416)	(1,153,652)	(577,336)
Proceeds from issuances of long-term borrowings from subsidiaries	272,036	775,053	371,450
Repayments of senior debt	(240,738)		(11,563)
Proceeds from issuances of short-term borrowings from subsidiaries	3,322,600	2,385,000	539,863
Payments for repurchases or maturity of short-term borrowings from subsidiaries	(2,800,000)	(1,820,902)
Payments for repurchases of common stock	(101,499)	(59,006)	(61,029)
Payments for cash dividends	(179,742)	(112,541)	(60,164)
Net change in other financing activities	(17,792)	(19,170)	(11,718)
Net cash provided by financing activities	435,950	345,535	498,009
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	31,521	(81,288)	50,009
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	149,626	230,914	180,905
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of year	¥ 181,147	¥ 149,626	¥ 230,914